Property, Plant And Equipment (Property, Plant And Equipment, Net) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 287,251	$ 222,136
Less: accumulated depreciation and amortization	(88,255)	(64,523)
Construction in-process	5,346	2,808
Property and Equipment, Net	204,342	160,421
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	118,830	104,994
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	7,051	6,177
Furniture And Education Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	50,106	38,794
Computer And Broadcast Equipment And Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	20,525	15,210
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 90,739	$ 56,961